Commitments, Contingencies and Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 18, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2021
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party	$ 300,000
Unpaid settlement funds		$ 1,500,000		$ 1,500,000
Interest expense - related party		0	$ 137,000	137,000	$ 561,000	$ 560,000
Management fees		0	175,000	350,000	700,000	0
Unpaid severance benefits		$ 2,000,000		1,300,000
Subordinated debt - related party
Loss Contingencies [Line Items]
Debt agreement, maximum available amount				0			$ 4,000,000.0
Interest expense - related party			$ 100,000	$ 100,000	$ 600,000	$ 600,000